Investment in Securities (Amortized Cost Basis Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Values of Available-for-Sale Securities and Held-to-Maturity Securities in Each Major Security Type) (Detail) - JPY (¥)
¥ in Millions
	Sep. 30, 2018	Mar. 31, 2018
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost	¥ 1,129,150	¥ 1,002,113
Available-for-sale securities, Gross unrealized gains	18,840	29,220
Available-for-sale securities, Gross unrealized losses	(10,909)	(15,856)
Available-for-sale securities, Fair value		1,015,477
Available-for-sale securities, Fair value	1,137,081
Held-to-maturity securities, Amortized cost	114,288	113,891
Amortized cost	1,243,438	1,116,004
Gross unrealized gains	42,420	56,153
Gross unrealized losses	(10,909)	(15,856)
Fair value	1,274,949	1,156,301
Japanese Government Bond Securities
Schedule of Investments [Line Items]
Held-to-maturity securities, Amortized cost	114,288	113,891
Held-to-maturity securities, Gross unrealized gains	23,580	26,933
Held-to-maturity securities, Gross unrealized losses	0	0
Held-to-maturity securities, Fair value	137,868	140,824
Japanese and foreign government bond securities
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost	342,002	271,866
Available-for-sale securities, Gross unrealized gains	8,969	11,383
Available-for-sale securities, Gross unrealized losses	(2,487)	(7,439)
Available-for-sale securities, Fair value		275,810
Available-for-sale securities, Fair value	348,484
Japanese prefectural and foreign municipal bond securities
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost	163,595	160,549
Available-for-sale securities, Gross unrealized gains	2,287	3,247
Available-for-sale securities, Gross unrealized losses	(1,029)	(560)
Available-for-sale securities, Fair value		163,236
Available-for-sale securities, Fair value	164,853
Corporate debt securities
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost	470,027	368,106
Available-for-sale securities, Gross unrealized gains	2,368	2,974
Available-for-sale securities, Gross unrealized losses	(6,075)	(4,605)
Available-for-sale securities, Fair value		366,475
Available-for-sale securities, Fair value	466,320
Specified bonds issued by SPEs in Japan
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost	757	854
Available-for-sale securities, Gross unrealized gains	5	7
Available-for-sale securities, Gross unrealized losses	0	0
Available-for-sale securities, Fair value		861
Available-for-sale securities, Fair value	762
CMBS and RMBS in the Americas
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost	59,594	72,793
Available-for-sale securities, Gross unrealized gains	2,532	2,543
Available-for-sale securities, Gross unrealized losses	(1,034)	(1,160)
Available-for-sale securities, Fair value		74,176
Available-for-sale securities, Fair value	61,092
Other asset-backed securities and debt securities
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost	93,175	77,974
Available-for-sale securities, Gross unrealized gains	2,679	3,413
Available-for-sale securities, Gross unrealized losses	(284)	(66)
Available-for-sale securities, Fair value		81,321
Available-for-sale securities, Fair value	¥ 95,570
Equity securities
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost		49,971
Available-for-sale securities, Gross unrealized gains		5,653
Available-for-sale securities, Gross unrealized losses		(2,026)
Available-for-sale securities, Fair value		¥ 53,598